LOANS TO JOINT VENTURES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Balance	$ 0
Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Balance	0	$ 1,552,000
Loss allowance recognised in profit or loss on changes in credit risk	0	271,000
Amount written off	0	(1,823,000)
Balance	$ 0	$ 0